Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2015
Investments, All Other Investments [Abstract]
Summary of Carrying Values and Estimated Fair Values of Company's Financial Assets and Liabilities

The following table sets forth the carrying values and estimated fair values of the Company’s financial assets and liabilities recognized as of March 31, 2015 and 2014. There were no material unrecognized financial assets and liabilities as of March 31, 2015 and 2014.

	Carrying value		Fair value
	2015	2014	2015	2014
	US$	US$	US$	US$
Current financial assets:
Cash and cash equivalents	14,501,954	22,820,300	14,501,954	22,820,300
Time deposits	12,649,524	11,339,515	12,649,524	11,339,515
Restricted cash	9,850,930	4,013,565	9,850,930	4,013,565
Available-for-sale investments	—	1,050,500	—	1,050,500
Accounts and bills receivable, net	20,493,672	21,216,884	20,493,672	21,216,884
Financial assets included in deposits and other assets	1,538,102	586,022	1,538,102	586,022
Amount due from a related party	15,475	12,569	15,475	12,569

Total financial assets	59,049,657	61,039,355	59,049,657	61,039,355

	Carrying value		Fair value
	2015	2014	2015	2014
	US$	US$	US$	US$
Current financial liabilities:
Short term bank loans	6,780,394	7,279,629	6,780,394	7,279,629
Accounts and bills payable	14,248,741	12,520,080	14,248,741	12,520,080
Accrued salaries, allowances and other employee benefits	3,077,943	2,980,622	3,077,943	2,980,622
Other accrued liabilities	6,284,082	5,720,757	6,284,082	5,720,757

Total financial liabilities	30,391,160	28,501,088	30,391,160	28,501,088